BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Bank Loans [Line Items]
Balance	$ 1,279,002	$ 100,256
EFG Bank of HongKong [Member]
Bank Loans [Line Items]
Rate	1.17%	1.50%
Balance	$ 1,279,002	$ 100,256